As filed with the Securities and Exchange Commission on September 30, 2005
Investment Company Act File No. 811-__________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
	THE INVESTMENT COMPANIES ACT OF 1940	☒
	Amendment No. __	☐

MERCANTILE LONG-SHORT MANAGER MASTER FUND LLC
(Exact Name of Registrant as Specified in Its Charter)

Two Hopkins Plaza Baltimore, MD 21201
(Address of Principal Executive Offices)

(410) 237-5900
(Registrant’s Telephone Number, including Area Code)

Mercantile Capital Advisors, Inc. Two Hopkins Plaza Baltimore, MD 21201 Attn: Jennifer E. Vollmer
(Name and Address of Agent for Service)

Copies to:
S. Elliott Cohan Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036		Yukako Kawata Davis Polk & Wardwell 450 Lexington Avenue New York, New York 10017

EXPLANATORY NOTE

     This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). However, interests in the Registrant have not been and are not being registered under the Securities Act of 1933, as amended (the “1933 Act”), since such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act and the regulations thereunder. Investment in the Registrant may be made only by U.S. and non-U.S. investment companies and other investment vehicles that are “accredited investors” within the meaning of Regulation D under the 1933 Act or that the Registrant determines are eligible to invest in accordance with Regulation D under the 1933 Act. The Registrant may decline to accept any investment in its discretion. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in the Registrant.

CONTENTS OF REGISTRATION STATEMENT

     This registration statement of Mercantile Long-Short Manager Master Fund LLC contains the following documents:

Facing Sheet
Explanatory Note
Contents of Registration Statement
Part A
Part B
Part C
Signature Page
Exhibits

PART A

     Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

     Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of Mercantile Long-Short Manager Fund LLC (“MLSMF”) (1933 Act File No. 333-• and 1940 Act File No. 811-21258), as filed with the Securities and Exchange Commission (the “SEC”) on September 30, 2005 (“MLSMF’s Registration Statement on Form N-2”).

ITEM 3. FEE TABLE AND SYNOPSIS

     The following table describes the fees and expenses that an investor that buys and holds interests in Mercantile Long-Short Manager Master Fund LLC (the “Master Fund”) will pay. The table reflects all expected ordinary operating expenses of the Master Fund. The purpose of the table is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear.

     Investors in the Master Fund will also bear any asset-based, performance and incentive fees or allocations and other expenses incurred by the Master Fund as an investor in the underlying investment vehicles in which the Master Fund invests its assets. These indirect items are not reflected in the following table or the example below. For a more complete description of the various fees and expenses of the Master Fund, see sections “Summary of Fees and Expenses” and “Fund Expenses” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

      Annual Expenses (as a percentage of net assets of the Master Fund):

Management Fee	1.25%
Administrative Fee	•%
Other Expenses(1)	•%
Total Annual Expenses	•%

(1)	“Other Expenses” are estimated based on Master Fund net assets of $• million and anticipated expenses for the first year of the Master Fund’s operations as an investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”), and consists of expenses including, without limitation, of the offering of the Master Fund’s interests, custodian fees and expenses, directors’ fees and directors’ and officers’ insurance. Certain transaction fees, management and administrative fees and other expenses applicable to feeder funds that invest in the Master Fund are applied at the feeder fund level rather than at the Master Fund level.

Example

     You would pay the following expenses on a $1,000 investment in the Master Fund, assuming a 5% annual return:

1 year	3 years(1)	5 years	10 years

$•	$•	$•	$•

     The example is based on the fees and expenses set out above and should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

     Moreover, the rate of return of the Master Fund may be greater or less than the hypothetical 5% return used in the example. A greater rate of return than that used in the example would increase the amount of certain fees and expenses.

ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT

     Mercantile Long-Short Manager Master Fund LLC (the “Master Fund”) is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Master Fund was organized as a limited liability company under the laws of the State of Delaware on August 4, 2005. The Master Fund is a “master” fund within what is known in the investment company industry as a “master-feeder” structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds’ investment objectives are substantially the same as those of the master fund.

     Interests in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Master Fund generally may be made only by U.S. and non-U.S. investment companies or other investment vehicles that are both “accredited investors” within the meaning of Regulation D under the 1933 Act, and “qualified clients,” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Master Fund may decline to accept any investment in its discretion. This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any “security” within the meaning of the 1933 Act.

     Information on the Master Fund’s investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections “Investment Program,” “Investment Policies and Restrictions,” “Types of Investments and Related Risks” and “Other Risks” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

ITEM 9. MANAGEMENT

     A description of how the business of the Master Fund is managed is incorporated herein by reference from the sections “Management of the Fund,” “The Manager,” “The Adviser,” “Investment Management Agreements,” “Investment Advisory Agreement,” “Administrator,” “Custodian and Escrow Agent,” and “Fund Expenses” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2. The following list identifies the specific sections of MLSMF’s prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)	Management of the Fund – Board of Directors; Directors and Officers
Item 9.1(b)	The Manager; The Adviser; Investment Management Agreements; Investment Advisory Agreement
Item 9.1(c)	The Adviser
Item 9.1(d)	Administrator
Item 9.1(e)	Custodian and Escrow Agent
Item 9.1(f)	Summary of Fees and Expenses; Fund Expenses; Management Fee

Item 9.1(g)	Brokerage
Item 9.2(a)	Not Applicable
Item 9.2(b)	Not Applicable
Item 9.2(c)	Not Applicable
Item 9.2(d)	Not Applicable

     Mercantile Capital Advisors, Inc. (the “Manager”) is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund’s Board of Directors (the “Board”). The Manager is registered as an investment adviser under the Advisers Act and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit & Trust Company (“MSD&T”). Mercantile Bankshares Corporation (“MBC”) is a holding company for MSD&T and its affiliates.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and decisions regarding the Master Fund’s purchases and withdrawals of interests in the investment funds in which the Master Fund invests to Advantage Advisers Management, L.L.C. (the “Adviser”), a Delaware limited liability company. The Adviser is part of the Alternative Investments Group of Oppenheimer Asset Management Inc., an affiliate of Oppenheimer & Co. Inc. Oppenheimer’s Alternative Investments Group provides high net worth and institutional investors with a wide range of non-traditional investment strategies and services through its consulting services, managed account capabilities and numerous proprietary strategies.

ITEM 9.3. CONTROL PERSONS

     MLSMF, a Delaware limited liability company, and Mercantile Long-Short Manager Offshore Fund for Tax-Exempt/Deferred Investors (TEDI) LLC, a Cayman Islands limited duration company (the “Offshore Fund”), each intends to invest substantially all of its assets in the Master Fund. MLSMF and the Offshore Fund, in the aggregate, are expected to own 100% of the beneficial interests of the Master Fund.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1. CAPITAL STOCK

     The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund (a “Member”) will be a limited partner in the Master Fund and his or her rights in the Master Fund will be established and governed by the Limited Liability Company Agreement dated •, 2005 (as amended from time to time, the “LLC Agreement”), which is included as an exhibit to this Registration Statement. The following is a summary description of certain provisions of the LLC Agreement. The description of such provisions is not definitive and is qualified in its entirety by reference to the LLC Agreement.

     The beneficial interest in the Master Fund are divided into interests (“Interests”). The number of Interests in the Master Fund is unlimited. All Interests issued by the Master Fund are fully paid and nonassessable. Members have no preemptive or other rights to subscribe to any additional Interests or other securities issued by the Master Fund.

     The Board is vested with the right, power and authority to do all things necessary to carry out the investment objective and business of the Master Fund. Members in their capacity as such have no right to participate in the management or control of the Master Fund and may not act for or bind the Master Fund. Members have the right to vote only (i) for the election of directors; (ii) with respect to any amendment of the LLC Agreement, to the extent and as set forth therein; and (iii) with respect to such additional matters relating to the Master Fund as may be required by the LLC Agreement, applicable law, or as the Board may consider necessary or desirable. The Board may call a meeting of Members to fill any vacancy in the position of a Director, and must do so within 60 days after any date on which Directors who were elected by the Members cease to constitute a majority of the Board then serving.

     With respect to any matter, each Member has the right to cast a number of votes based on the value of the Member’s investment percentage at a meeting of Members called by the Board or by Members holding at least a majority of the total number of votes eligible to be cast. Members may vote in person or by proxy. Only matters set forth in the notice of a meeting may be voted on by Members at a meeting.

     Members may be admitted to the Master Fund upon the execution by a prospective investor of an appropriate signature page to the LLC Agreement and of the Master Fund’s subscription agreement, pursuant to which the prospective investor agrees to be bound by the terms of the LLC Agreement. The Board may in its sole discretion reject any subscription for Interests. The Board may suspend subscriptions for Interests at any time. Interests will be issued only in transactions not requiring registration under the 1933 Act.

     The Master Fund shall be dissolved by an affirmative vote by: (1) the Board or (2) Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members; or upon the expiration of any two year period that commences on the date on which any Member has submitted a written notice to the Master Fund requesting to tender its entire Interest for repurchase by the Master Fund if that Interest has not been repurchased by the Master Fund; or upon the failure of Members to elect successor Directors at a meeting called by the Manager when no Director remains to continue the business of the Master Fund; or as required by operation of law. Upon the occurrence of any event of dissolution, the Board or the Manager, acting as liquidator under appointment by the Board (or another liquidator, if the Board does not appoint the Manager to act as liquidator or is unable to perform this function), are charged with winding up the affairs of the Master Fund and liquidating its assets. Upon the liquidation of the Master Fund, its assets would be distributed (1) first to satisfy the debts, liabilities and obligations of the Master Fund (other than debts to Members) including actual or anticipated liquidation expenses, (2) next to repay debts owing to the Members, and (3) finally to the Members proportionately in accordance with the balances in their respective capital accounts. Assets may be distributed in kind on a pro rata basis if the Board or liquidator determines that the distribution of assets in kind would be in the interests of the Members in facilitating an orderly liquidation.

     The Master Fund may merge or consolidate with or into one or more limited liability companies formed under the Delaware Limited Liability Company Act (“Delaware Act”) or other business entities pursuant to an agreement of merger or consolidation which has been approved in the manner contemplated by Section 18-209(b) of the Delaware Act. The Master Fund may sell, lease or exchange all or substantially all of the Master Fund’s property upon such terms and conditions when and as authorized by the Board.

     No Member or other person holding an Interest or a portion thereof has the right to require the Master Fund to redeem its Interest or a portion thereof. No public market exists for the Interests and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of Interests by the Master Fund. The Board, from time to time, in its sole discretion and on such terms and conditions as it may determine, may cause the Master Fund to repurchase Interests or portions thereof pursuant to written tenders. The Board expects that the Master Fund will offer to repurchase Interests from Members on a quarterly basis in order to permit MLSMF, the Offshore Fund and other feeder funds to conduct repurchase offers for their interests. However, there is no assurance that the Board will, in fact, decide to undertake any repurchase offer. The Master Fund will repurchase Interests or portions thereof only on terms fair to the Master Fund and all Members.

ITEM 10.2. LONG-TERM DEBT

      Not applicable.

ITEM 10.3. GENERAL

      Not applicable.

ITEM 10.4. TAXES

     Information on the taxation of the Master Fund is incorporated by reference from the section “Tax Aspects” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

ITEM 10.5. OUTSTANDING SECURITIES

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Registrant	Amount Outstanding
		or for its Own Account	Exclusive of Amount Shown
Under (3), as of •, 2005
Limited Liability	Unlimited	N/A	$•
Company Interests

ITEM 10.6. SECURITIES RATINGS

      Not applicable.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES

      Not applicable.

ITEM 12. LEGAL PROCEEDINGS

      Not applicable.

ITEM 13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

      Not applicable.

PART B

     Part B of this Registration Statement of Mercantile Long-Short Manager Master Fund LLC (the “Master Fund”) should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

     Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference form MLSMF’s Registration Statement on Form N-2.

ITEM 14. COVER PAGE

      Not applicable.

ITEM 15. TABLE OF CONTENTS

      Not applicable.

ITEM 16. GENERAL INFORMATION AND HISTORY

      Not applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES

     Information on the fundamental investment restrictions and the non-fundamental investment policies and restrictions of the Master Fund, the types of securities bought and investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund’s investment program, is incorporated by reference from the sections “Investment Program,” “Investment Policies and Restrictions,” “Types of Investments and Related Risks” and “Other Risks” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

ITEM 18. MANAGEMENT

     Information about the Directors and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Directors, and the committees of the Board of the Master Fund is incorporated by reference from the sections “Management of the Fund” and “Codes of Ethics” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     MLSMF and the Offshore Fund each intends to invest substantially all of its assets in the Master Fund and, in the aggregate, are expected to own 100% of the Interests of the Master Fund. Because MLSMF and the Offshore Fund may at that time be deemed to control the Master Fund, MLSMF and the Offshore Fund may take actions affecting the Master Fund without the approval of any other investor. The addition of other investors in the Master Fund may alter MLSMF’s and the Offshore Fund’s potential ability to control the Master Fund.

     Each of MLSMF and the Offshore Fund has informed the Master Fund that whenever it is requested to vote on any proposal of the Master Fund, it will seek voting instructions from its interest holders on such proposal and, if required, will hold a meeting of the interest holders, and will cast its vote as instructed by its interest holders. It is anticipated that any other investor in the Master Fund would follow the same or a similar practice.

      The address of MLSMF and the Offshore Fund is the same as that of the Master Fund.

     As of •, 2005, the directors and officers of the Master Fund collectively owned less than one percent of the Master Fund’s Interests.

ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES

     Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the following sections in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2; each section is incorporated herein by reference.

Item 20.1 (a)	The Adviser
Item 20.1 (b)	The Adviser
Item 20.1 (c)	Investment Advisory Agreement; Management Fee; Incentive Fee
Item 20.2	The Adviser; Investment Advisory Agreement
Item 20.3	Not Applicable
Item 20.4	The Manager; Investment Management Agreements; Administrator; Custodian and Escrow Agent
Item 20.5	Not Applicable
Item 20.6	Custodian and Escrow Agent
Item 20.7	Accountants and Legal Counsel
Item 20.8	Not Applicable

ITEM 21. PORTFOLIO MANAGERS

     Information concerning the Adviser’s compensation structure, other accounts managed by the Adviser, potential conflicts of interest and the Adviser’s security ownership is incorporated herein by reference from the section “The Adviser” and “Conflicts of Interest” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

ITEM 22. BROKERAGE ALLOCATION AND OTHER PRACTICES

     A description of the Master Fund’s brokerage allocation and other practices is incorporated herein by reference from the section “Brokerage” in MLSMF’s prospectus included in MLSMF’s Registration Statement on Form N-2.

ITEM 23. TAX STATUS

     Information on the taxation of the Master Fund is incorporated by reference from the section “Tax Aspects” in MLSMF’s prospectus included in MLSMF’s Registration Statement of Form N-2.

ITEM 24. FINANCIAL STATEMENTS

      [to be provided by amendment]

PART C
OTHER INFORMATION

ITEM 25. FINANCIAL STATEMENTS AND EXHIBITS

Exhibit
Number

(1)		Financial Statements:
Included in Part A: None
Included in Part B: Financial Statements(1)
(2)		Exhibits:
	(a)	(i) Certificate of Formation
(ii) Limited Liability Company Agreement(1)
	(b)	Not applicable
	(c)	Not applicable
	(d)	Refer to Exhibit (a)(ii)
	(e)	Not applicable
	(f)	Not applicable
	(g)	(i) Investment Management Agreement between Registrant and Mercantile Capital Advisors,
Inc.(1)
(ii) Investment Advisory Agreement between Registrant, Mercantile Capital Advisors, Inc. and
Advantage Advisers Management, L.L.C.(1)
	(h)	Not applicable
	(i)	Not applicable
	(j)	Custodian Agreement between Registrant and •(1)
	(k)	(i) Expense Limitation Agreement among Registrant, Mercantile Long-Short Manager Fund LLC and Mercantile Capital Advisors, Inc.(1)
(ii) Administration Agreement among Registrant, Mercantile Long-Short Manager Fund LLC and
Mercantile Capital Advisors, Inc.(1)
	(l)	Not applicable
	(m)	Not applicable
	(n)	Consent of Independent Auditors(1)
	(o)	Not applicable
	(p)	Form of Agreement Regarding Initial Capital
	(q)	Not applicable
	(r)	(i) Code of Ethics of the Registrant
(ii) Code of Ethics of Mercantile Capital Advisors, Inc.
(iii) Code of Ethics of Advantage Advisers Management, L.L.C.
(iv) Code of Ethics of Mercantile Investment Services, Inc.
	(s)	Powers of Attorney

(1) To be filed by amendment.

ITEM 26. MARKETING ARRANGEMENTS

      Not applicable.

ITEM 27. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

All figures are estimates
Registration fees	$
Accounting fees and expenses	$

Legal fees and expenses	$
Printing and engraving expenses	$
[Other expenses]	$
Total	$

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

     The following entities may be considered to be under common control with the Registrant at the time of this filing:

Mercantile Long-Short Manager Fund LLC;

Mercantile Long-Short Manager Fund for Tax-Exempt/Deferred (TEDI) Investors LLC;

Mercantile Alternative Strategies Fund LLC;

Mercantile Alternative Strategies Fund for Tax-Exempt/Deferred (TEDI) Investors LLC;

Mercantile Alternative Strategies Master Fund LLC;

Mercantile Absolute Return Fund LLC;

Mercantile Absolute Return Fund for Tax-Exempt/Deferred (TEDI) Investors LLC;

Mercantile Absolute Return Master Fund LLC;

(each organized under the laws of Delaware); and

Mercantile Funds, Inc. (organized under the laws of Maryland)

     Each of these entities has a Board of Directors that is identical in composition to the Board of Directors of each other entity and the Registrant. In addition, Mercantile-Safe Deposit & Trust Company (“MSD&T”), a trust company licensed in the state of Maryland, owns in excess of 25% of the voting securities of each of the above entities. MSD&T is a wholly-owned subsidiary of Mercantile Bankshares Corporation (“MBC”), a financial holding company regulated by the Board of Governors of the Federal Reserve System. MBC owns in excess of 25% of each of the above entities other than Mercantile Funds, Inc.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

      Set forth below is the number of record holders as of •, 2005, of each class of securities of the Registrant:

Title of Class	Number of record holders

Limited Liability Company Interests

ITEM 30. INDEMNIFICATION

     Registrant’s Limited Liability Agreement contains provisions limiting the liability, and providing indemnification, of the Registrant’s Directors and officers under certain circumstances.

     Registrant hereby undertakes that it will apply the indemnification provision of the Registrant's Limited Liability Company Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation therein of Sections 17(h) and 17(i) of such Act remains in effect.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     Information as to the directors, executive officers and members of Mercantile Capital Advisors, Inc., the Registrant’s investment manager, and of Advantage Advisers Management, L.L.C., the Registrant’s investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such persons or entities in the last two years is incorporated by reference from “Item 31. Business and Other Connections of Investment Adviser” in MLSMF’s Registration Statement on Form N-2.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

      All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of Mercantile Capital Advisors, Inc., the Registrant’s investment manager and administrator, at Two Hopkins Plaza, Baltimore, Maryland 21201.

ITEMS 33. MANAGEMENT SERVICES

      Not applicable.

ITEM 34. UNDERTAKINGS

      Not applicable.

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Baltimore, Maryland, on the 30th day of September 2005.

Mercantile Long-Short Manager Master Fund LLC

By:	*

	Name:	Kevin A. McCreadie
	Title:	President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*	President (Principal Executive Officer)	September 30, 2005

Kevin A. McCreadie

Treasurer (Principal Financial and
*	Accounting Officer)	September 30, 2005

Scott J. Liotta

*	Director	September 30, 2005

Edward D. Miller

*	Director	September 30, 2005

John R. Murphy

*	Director	September 30, 2005

George R. Packard, III

*	Director	September 30, 2005

L. White Matthews, III

*	Director	September 30, 2005

Thomas L. Owsley

*	Director	September 30, 2005

Decatur H. Miller

*By:	/s/ Savonne L. Ferguson

Savonne L. Ferguson
as attorney-in-fact

*	Pursuant to power of attorney filed herewith.

INDEX TO EXHIBITS

Exhibit Number	Description

2(a)(i)	Certificate of Formation
2(p)	Form of Agreement Regarding Initial Capital
2(r)(i)	Code of Ethics of the Registrant
2(r)(ii)	Code of Ethics of Mercantile Capital Advisors, Inc.
2(r)(iii)	Code of Ethics of Advantage Advisers Management, L.L.C.
2(r)(iv)	Code of Ethics of Mercantile Investment Services, Inc.
2(s)	Powers of Attorney